Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Lease term		1 year
Impairment loss
Minimum [Member]
Leases [Line Items]
Lease term	1 year
Maximum [Member]
Leases [Line Items]
Lease term	2 years